NET INCOME(LOSS) PER SHARE (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽) ₽ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 RUB (₽) ₽ / shares shares	Dec. 31, 2019 RUB (₽) ₽ / shares shares
NET INCOME/(LOSS) PER SHARE
Number of Share-Based Awards excluded from the diluted net income per ordinary share computation (in shares)	16,368,866	16,368,866	208,387	4,305,674
Net income/(loss), allocated for basic	₽ (14,669)	$ (197.4)	₽ 24,713	₽ 12,692
Weighted average ordinary shares used in per share computation - basic	362,386,669	362,386,669	340,764,574	327,127,314
Dilutive effect of:
Weighted average ordinary shares used in per share computation - diluted	362,386,669	362,386,669	353,382,841	335,428,137
Net income/(loss) per share attributable to ordinary shareholders:
Basic | (per share)	₽ (40.48)	$ (0.54)	₽ 72.52	₽ 38.80
Diluted | (per share)	₽ (40.48)	$ (0.54)	₽ 69.77	₽ 37.81
Common Class A
NET INCOME/(LOSS) PER SHARE
Net income/(loss), allocated for basic	₽ (13,224)	$ (178.0)	₽ 22,096	₽ 11,231
Reallocation of net income/(loss) as a result of conversion of Class B to Class A shares	(1,445)	(19.5)	2,617	1,461
Dilution in Classifieds | ₽			(57)	(10)
Net income/(loss), allocated for diluted	₽ (14,669)	$ (197.5)	₽ 24,656	₽ 12,682
Weighted average ordinary shares used in per share computation - basic	326,683,201	326,683,201	304,679,612	289,468,245
Dilutive effect of:
Conversion of Class B to Class A shares (in shares)	35,703,468	35,703,468	36,084,962	37,659,069
Share-Based Awards (in shares)			12,618,267	8,300,823
Weighted average ordinary shares used in per share computation - diluted	362,386,669	362,386,669	353,382,841	335,428,137
Net income/(loss) per share attributable to ordinary shareholders:
Basic | (per share)	₽ (40.48)	$ (0.54)	₽ 72.52	₽ 38.80
Diluted | (per share)	₽ (40.48)	$ (0.54)	₽ 69.77	₽ 37.81
Common Class B
NET INCOME/(LOSS) PER SHARE
Net income/(loss), allocated for basic	₽ (1,445)	$ (19.5)	₽ 2,617	₽ 1,461
Reallocation of net income/(loss) to Class B shares | ₽			(99)	(37)
Net income/(loss), allocated for diluted	₽ (1,445)	$ (19.5)	₽ 2,518	₽ 1,424
Weighted average ordinary shares used in per share computation - basic	35,703,468	35,703,468	36,084,962	37,659,069
Dilutive effect of:
Weighted average ordinary shares used in per share computation - diluted	35,703,468	35,703,468	36,084,962	37,659,069
Net income/(loss) per share attributable to ordinary shareholders:
Basic | (per share)	₽ (40.48)	$ (0.54)	₽ 72.52	₽ 38.80
Diluted | (per share)	₽ (40.48)	$ (0.54)	₽ 69.77	₽ 37.81